Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Provisions

	2022	2021
At January 1	193	309
Additional provisions	28	91
Disposals	(8)	(6)
Unused amounts reversed through the income statement	(10)	-
Used during the year	(57)	(209)
Net exchange differences	5	9
Transfer to disposal groups	(52)	-
At December 31	99	193
Current	89	139
Non-current	10	54